CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 27, 2014	Oct. 19, 2014	Mar. 29, 2014	Mar. 30, 2013
CONDENSED CONSOLIDATED BALANCE SHEETS
Common Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized (in shares)	100,000,000	100,000,000	100,000,000	100,000,000
Common Stock, share issued (in shares)	25,709,194		18,929,350	18,929,350
Common Stock, share outstanding (in shares)	25,709,194		18,929,350	18,929,350
Preferred Stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized (in shares)	10,000,000	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued (in shares)	0		0	0
Preferred Stock, shares outstanding (in shares)	0		0	0